Financial instruments and risk management (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 5,249,024	$ 4,047,937	$ 4,127,010
Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(4,163,443)	(4,095,089)	(4,088,989)
Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	(55,252)	(189,966)	(165,628)
Not later than one year [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	8,083,352	7,524,680	5,834,712
Not later than one year [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	4,163,443	4,095,089	4,088,989
Not later than one year [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	55,252	189,966
Not later than one year [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	6,821
Not later than one year [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	2,752,400	1,444,800	1,462,850
Not later than one year [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	942,651	1,652,725	169,033
Not later than one year [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	162,785	142,100	113,840
Later than one year and not later than three years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	298,457	1,087,271	2,593,967
Later than one year and not later than three years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0
Later than one year and not later than three years [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities
Later than one year and not later than three years [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	53,973	950,412	2,495,127
Later than one year and not later than three years [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	244,484	136,859	98,840
Later than three years and not later than five years [member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	1,703,840	0	0
Later than three years and not later than five years [member] | Trade payables, sundry creditors and expenses payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Due to related parties [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0
Later than three years and not later than five years [member] | Derivative financial instruments [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities
Later than three years and not later than five years [member] | Floating interest rate [member] | Variable rate maturities in us dollar [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Floating interest rate [member] | Variable rate maturities in pesos [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	1,500,000	0	0
Later than three years and not later than five years [member] | Floating interest rate [member] | Interest payable [Member]
Disclosure of financial instruments and risk management [Line Items]
Financial liabilities	$ 203,840	$ 0	$ 0